Private Equity offering	6 Months Ended
Nov. 30, 2013
Private Equity offering

Note 6 - Private Equity offering

On October 23, 2013, the Company completed a private equity offering (the “Offering”). Pursuant to the Offering, the Board authorized the sale of 11,153,850 Units at a price of $1.30 per Unit, for total gross proceeds of approximately $14.5 million. Each Unit consisted of two shares of common stock and one warrant to purchase common stock at an exercise price of $ .75 per share. During the three months ended November 30, 2013, the Company issued 20,989,494 shares of common stock. Additionally, as described in Note 4, certain convertible note investors also participated in the Offering, and converted approximately $857,000 in convertible notes and accrued interest into Units, resulting in the issuance of 1,318,206 shares of common stock. In conjunction with the Offering, the Company issued 11,153,850 warrants (see Notes 2 and 5 for a description of the warrants and offering costs related to the Offering).